Segment information (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 segment location	Dec. 31, 2022 segment location	Dec. 31, 2021 location segment
Segment information
Number of business segments | segment	1	1	1
Number of Geographical Locations | location	1	1	1